SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Property tax payable	$ 122,671	$ 78,817
Other current liabilities	96,383	55,863
Accrued expenses and other current liabilities	$ 219,054	$ 134,680